Property, furniture, equipment and lease-hold improvements - Net - Summary of Reconciliation Between Values of Property, furniture, equipment and lease-hold improvements (Details) - MXN ($)
$ in Thousands
	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	$ 4,606,300	$ 3,164,204	$ 3,164,204
Acquisitions	1,713,682		1,976,703
Disposals	(1,856)		(3,776)
Impairment	(16,354)		(42,422)
Depreciation	(468,985)	(334,184)	(488,409)
Cost	8,055,956		6,380,917
Accumulated depreciation	(2,190,461)		(1,732,195)
Final balance	5,849,141		4,606,300
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	185	259	259
Depreciation	(51)		(74)
Cost	1,481		1,481
Accumulated depreciation	(1,347)		(1,296)
Final balance	134		185
Land
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	871	871	871
Cost	871		871
Final balance	871		871
Transportation Equipment Cars
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	15,143	20,442	20,442
Acquisitions			6,321
Disposals	(417)		(123)
Depreciation	(7,386)		(11,497)
Cost	89,289		98,761
Accumulated depreciation	(81,949)		(83,618)
Final balance	7,340		15,143
Transportation Equipment Trucks
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	431,229	313,219	313,219
Acquisitions	71,285		172,364
Disposals	(1,439)		(3,402)
Depreciation	(49,104)		(50,952)
Cost	667,819		599,230
Accumulated depreciation	(215,848)		(168,001)
Final balance	451,971		431,229
Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	57,131	44,235	44,235
Acquisitions	12,989		29,110
Impairment	(8,735)		(8,734)
Depreciation	(7,321)		(7,480)
Cost	115,904		103,320
Accumulated depreciation	(44,370)		(37,455)
Final balance	62,799		57,131
Store Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	904,531	567,115	567,115
Acquisitions	353,677		435,466
Disposals			(7)
Impairment	(4,574)		(4,574)
Depreciation	(99,173)		(93,469)
Cost	1,610,701		1,257,024
Accumulated depreciation	(447,092)		(347,919)
Final balance	1,159,035		904,531
Store Shelving Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	572,331	453,608	453,608
Acquisitions	155,327		149,192
Disposals			(42)
Depreciation	(26,029)		(30,427)
Cost	862,222		706,895
Accumulated depreciation	(160,593)		(134,564)
Final balance	701,629		572,331
Lease-hold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	2,468,575	1,633,311	1,633,311
Acquisitions	1,079,796		1,097,423
Impairment			(26,069)
Depreciation	(229,203)		(236,090)
Cost	4,256,381		3,202,654
Accumulated depreciation	(937,213)		(708,010)
Final balance	3,319,168		2,468,575
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	120,666	97,123	97,123
Acquisitions	39,127		80,218
Impairment	(3,045)		(3,045)
Depreciation	(46,874)		(53,630)
Cost	390,046		350,920
Accumulated depreciation	(274,082)		(227,209)
Final balance	112,919		120,666
Storage Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	35,638	$ 34,021	34,021
Acquisitions	1,481		6,609
Disposals			(202)
Depreciation	(3,844)		(4,790)
Cost	57,662		56,181
Accumulated depreciation	(24,387)		(20,543)
Final balance	33,275		35,638
Molds
Disclosure of detailed information about property, plant and equipment [line items]
Cost	3,580		3,580
Accumulated depreciation	$ (3,580)		$ (3,580)